EMPLOYEE BENEFIT LIABILITIES (Schedule of Employee Benefit Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non- current
Accrued severance pay	$ 3,632	$ 3,848
Less - funds	(2,630)	(2,815)
Total Non- current	1,002	1,033
Current
Accrued vacation	1,391	953
Accrued recuperation	57	9
Total Current	$ 1,448	$ 962